SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment, net (Details)	12 Months Ended
Dec. 31, 2018
Motor vehicles
Property and equipment, net
Estimated useful life	P3Y
Minimum | Machinery and electronic equipment
Property and equipment, net
Estimated useful life	P3Y
Maximum | Machinery and electronic equipment
Property and equipment, net
Estimated useful life	P5Y